Johnson & Johnson Pension and Savings Plans Master Trust - Derivative Notional Amounts (Details) - EBP 200 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Foreign Exchange Contract | Long
EBP, Master Trust [Line Items]
Average Notional Value	$ 13,870,511	$ 2,327,990
Foreign Exchange Contract | Short
EBP, Master Trust [Line Items]
Average Notional Value	33,333,526	10,323,692
Futures | Long
EBP, Master Trust [Line Items]
Average Notional Value	1,567,406,214	2,415,846,358
Futures | Short
EBP, Master Trust [Line Items]
Average Notional Value	65,869,093	39,707,608
Options | Long
EBP, Master Trust [Line Items]
Average Notional Value	0	250,000
Options | Short
EBP, Master Trust [Line Items]
Average Notional Value	36,485,853	6,800,000
Interest Rate Swaps
EBP, Master Trust [Line Items]
Average Notional Value	645,053,267	602,893,898
Credit Default Swap
EBP, Master Trust [Line Items]
Average Notional Value	159,491,117	182,271,163
Total Return Swaps
EBP, Master Trust [Line Items]
Average Notional Value	$ 1,859,844,287	$ 1,755,247,963